Post-employment benefits - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Expected post-employment benefit expense (credit)	€ 1.2	€ 1.0
Post-employment defined benefit plan
Disclosure of defined benefit plans [line items]
Contributions by employer	0.7	0.6
Sweden | Multi-employer defined benefit plans
Disclosure of defined benefit plans [line items]
Other non-current liabilities	€ 2.4	€ 2.6